Income Taxes	12 Months Ended
Dec. 31, 2022
Net deferred tax assets and liabilities [abstract]
Income Taxes
NOTE 14.
INCOME TAXES
The provision for income taxes differs from that which would be expected by applying statutory Canadian income tax rates.
A reconciliation of the difference for the years ended December 31, is as follows:

	2022	2021
Loss before income taxes	$(14,143)	$(182,782)
Federal and provincial statutory rates	24%	24%
Tax at statutory rates	$(3,394)	$(43,868)
Adjusted for the effect of:
Non-deductible expenses	1,146	1,162
Non-taxable capital gains	(379)	(257)
Impact of foreign tax rates	(2,559)	(1,474)
Withholding taxes	1,026	937
Taxes related to prior years	1,718	(1,467)
Tax assets not recognized	22,592	37,924
Other	—	1,647
Income tax expense (recovery)	$20,150	$(5,396)
The net deferred tax liability is comprised of the tax effect of the following temporary differences:

	2022	2021
Deferred tax liability:
Property, plant and equipment and intangibles	$364,278	$359,383
Debt issue costs	1,303	1,457
Partnership deferrals	21,768	11,082
Other	6,284	6,221
	393,633	378,143
Offsetting of assets and liabilities	(364,687)	(365,924)
	$28,946	$12,219
Deferred tax assets:
Losses (expire from time to time up to 204 2 )	$318,967	$340,406
Long-term incentive plan	36,542	14,264
Other	9,633	12,121
	365,142	366,791
Offsetting of assets and liabilities	(364,687)	(365,924)
	$455	$867
The Corporation has loss carry forwards in the U.S. and certain international locations and capital loss carry forwards in Canada and other deductible temporary differences in certain international locations for which it is unlikely that sufficient future taxable income will be available. Accordingly, the Corporation has not recognized a deferred tax asset for the following items:

	2022	2021
Tax losses (Capital)	$29,255	$29,363
Tax losses (Income)	134,588	96,671
Deductible temporary differences	5,224	4,153
Total	$169,067	$130,187
The movement in temporary differences is as follows:

	Property, Plant and Equipment and Intangibles	Partnership Deferrals	Other Deferred Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Tax Assets	Net Deferred Tax Liability
Balance, December 31, 2020	$393,631	$2,532	$6,322	$(370,439)	$2,665	$(4,956)	$(9,617)	$20,138

Recognized in net earnings (loss)	(32,562)	8,550	(99)	28,528	(1,208)	(9,291)	(2,517)	(8,599)
Foreign exchange	(1,686)	—	(2)	1,505	—	(17)	13	(187)
Balance, December 31, 2021	$359,383	$11,082	$6,221	$(340,406)	$1,457	$(14,264)	$(12,121)	$11,352
Recognized in net earnings (loss)	(10,047)	10,686	51	33,827	(154)	(21,583)	3,008	15,788
Foreign exchange	14,942	—	12	(12,388)	—	(695)	(520)	1,351
Balance, December 31, 2022	$364,278	$21,768	$6,284	$(318,967)	$1,303	$(36,542)	$(9,633)	$28,491